Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
Numerator for basic and diluted earnings per share:
Net income (loss)	$400,002	$(30,300)	$618,322	$(18,939)

Denominator:
Denominator for basic earnings per ordinary shares – weighted average shares outstanding	4,838,199	3,125,000	4,834,035	3,125,000
Effect of dilutive warrants	1,072,361	-	1,491,641	-
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	5,910,560	3,125,000	6,325,676	3,125,000

Basic earnings per ordinary share	$0.08	$(0.01)	$0.13	$(0.01)
Diluted earnings per ordinary share	$0.07	$(0.01)	$0.10	$(0.01)